Recently Issued Accounting Standards	12 Months Ended
Aug. 29, 2013
Disclosure Text Block [Abstract]
Recently Issued Accounting Standards	Recently Issued Accounting Standards There have been no recently issued accounting pronouncements that have had or are expected to have a material impact on our financial statements.